GS Mortgage Securities Corp. ABS-15G

Exhibit 99.5 - Schedule 7

Business Purpose Data
Run Date - 11/10/2025 9:26:57 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Seller Name	Originator Name	Guideline Author	Loan Program	Loan Program Date	Documentation Type	Executed NOO Docs in File	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Rental Source for Property DTI Calculation	Short Term Rental	STR Source	STR Amount	Property DTI	Investor DTI	Value Used for DSCR Calc	DSCR	Total DSCR	PITIA	Lease End Date	Original Lease Term	Is Lease Month To Month	Rent Loss Insurance	Rent Loss Insurance Amount	Actual Loss Amount	HOA Flag	HOA Monthly Premium Amount	Monthly Property Tax	Monthly Insurance Cost	Asset Verification	Blanket Mortgage Flag	Number of Mortgaged Properties With Lender	Number of Properties	Foreign National Alternative Credit Documentation	Foreign National Borrower 1	Foreign National Borrower 2	Investor Type	Months Reserves	Number of Years Property Owned	Borrower Residency Status	Co Borrower Residency Status	Qualifying Credit Score	Months Bankruptcy 7 11	Months Bankruptcy 13	Months Deed in Lieu	Months Short Sale or Pre FC	Prior Mtg Rent Late 30d in 12m	Prior Mtg Rent Late 60d in 12m	Prior Mtg Rent Late 90d in 12m	Prior Mtg Rent Late 30d in 24m	Prior Mtg Rent Late 60d in 24m	Prior Mtg Rent Late 90d in 24m	Section 8	Street Address	Borrower 1 Type	Borrower 1 Designation	Borrower 1 First Name	Borrower 1 Last Name	Borrower 2 Type	Borrower 2 Designation	Borrower 2 First Name	Borrower 2 Last Name	Borrower 3 Designation	Borrower 3 First Name	Borrower 3 Last Name	Borrower 4 Designation	Borrower 4 First Name	Borrower 4 Last Name	Personal Guarantee	Personal Guaranty Recourse Level	Guarantor 1 First Name	Guarantor 1 Last Name	Guarantor 1 Number of Mortgaged Properties	Guarantor 1 Citizenship	Guarantor 1 Asset Verification Level	Guarantor 1 Experian FICO	Guarantor 1 Equifax FICO	Guarantor 1 Trans Union FICO	Guarantor 2 First Name	Guarantor 2 Last Name	Guarantor 2 Number of Mortgaged Properties	Guarantor 2 Citizenship	Guarantor 2 Asset Verification Level	Guarantor 2 Experian FICO	Guarantor 2 Equifax FICO	Guarantor 2 Trans Union FICO	Borrower 1 Employment Status	Borrower 2 Employment Status	Loan Application Date	Sales Contract Date	Qualifying Home Value for LTV	Number of Units	Year Built	Total Sq Ft	Number of Bedrooms	Number of Bathrooms	Property Condition	Acquisition Cost	Renovation Cost	Effective Gross Income	Turnover Costs	Repairs and Maintenance	Marketing and Leasing Costs	Utilities	Other Costs	Cap Ex Reserve	Borrower Entity Type	Name of Borrowing Entity	Default Rate Clause	Default Rate	EIN Number